Summary of Significant Accounting Policies - Foreign Currency Transactions and Translation (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Accounting Policies [Abstract]
Foreign currency gain (loss)	$ (0.5)	$ 0.3	$ (0.3)